                        DRESDNER RCM GLOBAL FUNDS, INC.
                        SUPPLEMENT DATED MARCH 15, 2001
                      TO THE PROSPECTUS DATED MAY 1, 2000

THE FOLLOWING INFORMATION REPLACES ALL SIMILAR REFERENCES THROUGHOUT THE
  PROSPECTUS:

Effective December 29, 2000, the Dresdner RCM International Growth Equity Fund was reorganized from a series of Dresdner RCM Capital Funds, Inc. (the "Capital Company") to a series of Dresdner RCM Global Funds, Inc. (the "Global Company"). Effective March 6, 2001, the Dresdner RCM Europe Fund was reorganized from a series of Dresdner RCM Investment Funds Inc. (the "Investment Company") to a series of the Global Company. As a result of the reorganizations, the Capital Company and the Investment Company will be dissolved as Maryland corporations.

The Global Company also offers pursuant to a separate prospectus, the following funds: Dresdner RCM MidCap Fund and Dresdner RCM Small Cap Fund. For a copy of the prospectus, please call the Global Company at 800-726-7240.

THE FOLLOWING INFORMATION FOR THE LARGE CAP GROWTH FUND REPLACES THE SIMILAR INFORMATION FOUND UNDER THE SECTION ENTITLED "FEES AND EXPENSES" AT PAGE 3 OF THE PROSPECTUS.

ANNUAL FUND OPERATING EXPENSES (fees paid from Fund assets)

                                                   CLASS I                  CLASS N
Management Fees                                         0.70%                      0.70%
Rule 12b-1 fee                                          none                       0.25%
Other Expenses                                          1.75%                     59.09%
Total annual fund Operating expenses                    2.45%                     60.04%
Less: Fees waived and reimbursed                       -1.70%                    -59.04%
Net operating expenses(1)                               0.75%                      1.00%

(1) The Investment Manager has contractually agreed until at least December 31, 2005, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 0.75% for Class I and 1.00% for Class N. The Fund may reimburse the Investment Manager in the future.

EXAMPLE:

                       ONE YEAR        THREE YEARS       FIVE YEARS       TEN YEARS
Class I*                 $ 77             $240              $417           $2,024
Class N*                 $102             $318              $552           $9,995

* Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 0.75% for Class I and 1.00% for Class N, your expenses for the periods indicated would be $77, $240, $417 and $930 for Class I and $102, $318, $552 and $1,225 for Class N. However, there is no assurance that the Investment Manager will continue such reimbursement policy.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DO THE FUNDS HEDGE THEIR INVESTMENTS?" AT PAGE 25 OF THE PROSPECTUS:

The Europe Fund may utilize futures contracts (and related options) to hedge against currency exchange rate fluctuations, changes in interest rates or general fluctuations in the value of its portfolio securities.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE SUBHEADING "GLOBAL HEALTH CARE FUND AND BIOTECHNOLOGY FUND" AT PAGES 32 AND 33 OF THE PROSPECTUS.

Faraz Naqvi, M.D. and Michael Dauchot, M.D. are primarily responsible for the day to day management of the Global Health Care Fund. Dr. Naqvi and Camilo Martinez, M.D., Ph.D., are primarily responsible for the day to day management of the Biotechnology Fund. Dr. Martinez is a research analyst of the Investment Manager, with which he has been associated since 1999. Prior to joining the Investment Manager, he practiced Internal Medicine at Northeast Valley Health in 1999 and at Century Group Medicine in 1998, both in southern California. From 1995-1998 Dr. Martinez was a resident at the University of California at Los Angeles Department of Medicine. He is also a Board Certified physician in Internal Medicine.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE SUBHEADING "GLOBAL SMALL CAP FUND" AT PAGE 33 OF THE PROSPECTUS.

Timothy M. Kelly, CFA is primarily responsible for the day to day management of the Global Small Cap Fund. Mr. Kelly is a Managing Director of the Investment Manager, with which he has been associated since 1995. He received an MBA from the University of Chicago Graduate School of Business with concentrations in accounting and finance.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE SUBHEADING "INTERNATIONAL GROWTH EQUITY FUND AND EMERGING MARKETS FUND" AT PAGES 33 AND 34 OF THE PROSPECTUS.

The International Equity Team at Dresdner RCM is primarily responsible for the day to day management of the International Fund. This team manages the International Fund on a team basis, and no individual is separately responsible for the management of the International Fund. Ana Wiechers-Marshall and Luis Laboy, CFA are primarily responsible for the day to day management of the Emerging Markets Fund. Mr. Laboy is a Manager of the Investment Manager, with which he has been associated since 1997. From 1995 to 1997, he worked at Dresdner Bank Mexico where he served as assistant equity research analyst.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE SUBHEADING "EUROPE FUND" AT PAGE 34 OF THE PROSPECTUS.

Barbel Lenz and Lesley Parachini are primarily responsible for the day to day management of the Europe Fund. Ms. Lenz is a Director of the Investment Manager, with which she has been associated since 1997. She joined the Investment Manager as a Senior Research Specialist for European Equities and as a portfolio manager. From 1995 to 1997 she served as an Assistant Vice President at Dresdner Kleinwort Benson North America LLC. Ms. Parachini is a Director of the Investment Manager, with which she has been associated since 1995. She received her BA from Wheaton College, graduating Phi Beta Kappa and completed her MA at Johns Hopkins University School for Advanced International Studies where she graduated with honors in European Affairs/International Economics.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "THE DISTRIBUTOR" AT PAGE 38 OF THE PROSPECTUS.

The International Fund and the Europe Fund are covered under the Global Company's Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

THE FOLLOWING INFORMATION WITH RESPECT TO THE FUNDS, WHICH IS UNAUDITED, SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS" ON PAGES 49 THROUGH 54 OF THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND RELATED NOTES WHICH ARE INCLUDED IN THE FUNDS' 2000 SEMI-ANNUAL REPORT TO STOCKHOLDERS. COPIES OF THE SEMI-ANNUAL REPORT ARE AVAILABLE, UPON REQUEST, BY EITHER CALLING DRESDNER RCM GLOBAL FUNDS AT (800) 726-7240 OR MAILING A REQUEST TO FOUR EMBARCADERO CENTER, SAN FRANCISCO, CALIFORNIA 94111.

                                                           LARGE CAP GROWTH FUND         BIOTECHNOLOGY FUND
                                                     ---------------------------------   ------------------
                                                         CLASS I           CLASS N            CLASS N
                                                     ---------------   ---------------   ------------------
                                                       (UNAUDITED)       (UNAUDITED)        (UNAUDITED)
                                                       SIX MONTHS        SIX MONTHS          SIX MONTHS
                                                          ENDED             ENDED              ENDED
FOR A SHARE OUTSTANDING                              JUNE 30, 2000:    JUNE 30, 2000:      JUNE 30, 2000:
---------------------------------------------------  ---------------   ---------------   ------------------
PER SHARE OPERATING PERFORMANCE: (1)
Net asset value, beginning of period...............      $ 19.07           $ 19.00            $  20.02

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).....................        (0.03)            (0.05)              (0.15)
  Net realized and unrealized gain on
    investments....................................         0.74              0.72               14.90
    Total from investment operations...............         0.71              0.67               14.75

LESS DISTRIBUTIONS:
  From net investment income.......................           --                --                  --
  From net realized gain on investments............           --                --                  --
    Total distributions............................           --                --                  --
Net asset value, end of period.....................      $ 19.78           $ 19.67            $  34.77
Total Return (2)...................................         3.72%             3.47%              73.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in millions)............      $23,265           $ 6,427            $465,683

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  With waiver and reimbursement (4)................         0.95%             1.20%               1.50%
  Without waiver and reimbursement (4).............         1.82%             2.88%               1.50%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS:
  With waiver and reimbursement (4)................        (0.28)%           (0.57)%             (0.98)%
  Without waiver and reimbursement (4).............        (1.15)%           (2.25)%             (0.98)%
Portfolio turnover.................................        20.08%            20.08%             303.77%

                                                 TAX MANAGED GROWTH FUND              GLOBAL SMALL CAP FUND
                                            ---------------------------------   ---------------------------------
                                                CLASS I           CLASS N           CLASS I           CLASS N
                                            ---------------   ---------------   ---------------   ---------------
                                              (UNAUDITED)       (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                                              SIX MONTHS        SIX MONTHS        SIX MONTHS        SIX MONTHS
                                                 ENDED             ENDED             ENDED             ENDED
FOR A SHARE OUTSTANDING                     JUNE 30, 2000:    JUNE 30, 2000:    JUNE 30, 2000:    JUNE 30, 2000:
------------------------------------------  ---------------   ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE: (1)
Net asset value, beginning of period......      $ 14.99            $14.95           $ 23.38           $ 23.31

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)............        (0.06)            (0.08)            (0.09)            (0.11)
  Net realized and unrealized gain on
    investments...........................         0.63(5)           0.64(5)           3.65              3.70
    Total from investment operations......         0.57              0.56              3.56              3.59

LESS DISTRIBUTIONS:
  From net investment income..............           --                --                --                --
  From net realized gain on investments...           --                --                --                --
    Total distributions...................           --                --                --                --
Net asset value, end of period............      $ 15.56            $15.51           $ 26.94           $ 26.90
Total Return (2)..........................         3.80%             3.75%            15.18%            15.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in millions)...      $29,972            $3,806           $29,486           $17,448

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  With waiver and reimbursement (4).......         1.25%             1.50%             1.50%             1.75%
  Without waiver and reimbursement (4)....         1.99%             4.73%             1.72%             2.21%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS:
  With waiver and reimbursement (4).......        (0.77)%           (1.00)%           (0.72)%           (0.83)%
  Without waiver and reimbursement (4)....        (1.51)%           (4.23)%           (0.94)%           (1.29)%
Portfolio turnover........................        32.85%            32.85%           102.60%           102.60%

                                                     GLOBAL TECHNOLOGY FUND         GLOBAL HEALTH CARE FUND
                                                ---------------------------------   -----------------------
                                                    CLASS I           CLASS N               CLASS N
                                                ---------------   ---------------   -----------------------
                                                  (UNAUDITED)       (UNAUDITED)           (UNAUDITED)
                                                  SIX MONTHS        SIX MONTHS            SIX MONTHS
                                                     ENDED             ENDED                 ENDED
FOR A SHARE OUTSTANDING                         JUNE 30, 2000:    JUNE 30, 2000:        JUNE 30, 2000:
----------------------------------------------  ---------------   ---------------   -----------------------
PER SHARE OPERATING PERFORMANCE: (1)
Net asset value, beginning of period..........      $  59.21          $  59.13              $ 14.25

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss.........................         (0.26)            (0.27)               (0.07)
  Net realized and unrealized gain (loss) on
    investments...............................         10.87             10.80                 7.83
    Total from investment operations..........         10.61             10.53                 7.76

LESS DISTRIBUTIONS:
  From net investment income..................            --                --                   --
  From net realized gain on investments.......            --                --                   --
    Total distributions.......................            --                --                   --
Net asset value, end of period................      $  69.82          $  69.66              $ 22.01
Total Return (2)..............................         17.92%            17.81%               54.39%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in millions).......      $379,724          $383,142              $65,555

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  With waiver and reimbursement (4)...........          1.32%             1.39%                1.50%
  Without waiver and reimbursement (4)........          1.32%             1.39%                2.04%

RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS:
  With waiver and reimbursement (4)...........         (0.75)%           (0.79)%              (0.77)%
  Without waiver and reimbursement (4)........         (0.75)%           (0.79)%              (1.31)%
Portfolio turnover............................        130.26%           130.26%              279.14%

                                            INTERNATIONAL GROWTH EQUITY FUND          EMERGING MARKETS FUND
                                            ---------------------------------   ---------------------------------
                                                CLASS I           CLASS N           CLASS I           CLASS N
                                            ---------------   ---------------   ---------------   ---------------
                                              (UNAUDITED)       (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                                              SIX MONTHS        SIX MONTHS        SIX MONTHS        SIX MONTHS
                                                 ENDED             ENDED             ENDED             ENDED
FOR A SHARE OUTSTANDING                     JUNE 30, 2000:    JUNE 30, 2000:    JUNE 30, 2000:    JUNE 30, 2000:
------------------------------------------  ---------------   ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE: (1)
Net asset value, beginning of period......      $  22.34           $22.31            $16.87            $16.84

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...................          0.01             0.01              0.05              0.03
  Net realized and unrealized gain (loss)
    on investments........................         (2.98)           (3.00)            (0.63)            (0.63)
    Total from investment operations......         (2.97)           (2.99)            (0.58)            (0.60)

LESS DISTRIBUTIONS:
  From net investment income..............            --               --                --                --
  From net realized gain on investments...            --               --                --                --
    Total distributions...................            --               --                --                --
Net asset value, end of period............      $  19.37           $19.32            $16.29            $16.24
Total Return (2)..........................        (13.29)%         (13.40)%           (3.62)%           (3.74)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in millions)...      $319,619           $5,129            $6,778            $2,159

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  With waiver and reimbursement (4).......          1.00%            1.25%             1.50%             1.75%
  Without waiver and reimbursement (4)....          1.00%            2.50%             4.46%             6.10%

RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS:
  With waiver and reimbursement (4).......          0.06%            0.06%             0.52%             0.40%
  Without waiver and reimbursement (4)....          0.06%           (1.19)%           (2.44)%           (3.95)%
Portfolio turnover........................         58.35%           58.35%            81.45%            81.45%

                                                                              EUROPE FUND
                                                              -------------------------------------------
                                                                     CLASS I                CLASS N
                                                              ---------------------   -------------------
                                                                   (UNAUDITED)            (UNAUDITED)
                                                                   SIX MONTHS             SIX MONTHS
                                                                      ENDED                  ENDED
FOR A SHARE OUTSTANDING                                       JUNE 30, 2000 (1)(3)    JUNE 30, 2000: (1)
------------------------------------------------------------  ---------------------   -------------------
PER SHARE OPERATING PERFORMANCE: (1)
Net asset value, beginning of period........................         $20.58                 $ 16.12

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..............................          (0.02)                  (0.09)
  Net realized and unrealized gain (loss) on investments....          (4.18)                   0.34(5)
    Total from investment operations........................          (4.20)                   0.25

LESS DISTRIBUTIONS:
  From net investment income................................             --                      --
  From net realized gain on investments.....................             --                      --
    Total distributions.....................................             --                      --
Net asset value, end of period..............................         $16.38                 $ 16.37
Total Return (2)............................................           1.61%                   1.55%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in millions).....................         $1,092                 $80,852

RATIO OF EXPENSES TO AVERAGE NET ASSETS (6):
  With waiver and reimbursement (4).........................           1.35%                   1.60%
  Without waiver and reimbursement (4)......................          10.25%                   2.07%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
  With waiver and reimbursement (4).........................          (0.37)%                 (1.01)%
  Without waiver and reimbursement (4)......................          (9.27)%                 (1.48)%
Portfolio turnover..........................................          86.62%                  86.62%

                                                                BALANCED FUND
                                                              ------------------
                                                                   CLASS I
                                                              ------------------
                                                                 (UNAUDITED)
                                                                  SIX MONTHS
                                                                    ENDED
FOR A SHARE OUTSTANDING                                       JUNE 30, 2000 (1)
------------------------------------------------------------  ------------------
PER SHARE OPERATING PERFORMANCE: (1)
Net asset value, beginning of period........................        $ 10.65

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..............................           0.09
  Net realized and unrealized gain (loss) on investments....           0.21
    Total from investment operations........................           0.30

LESS DISTRIBUTIONS:
  From net investment income................................          (0.03)
    Total distributions.....................................          (0.03)
Net asset value, end of period..............................        $ 10.92
Total Return (2)............................................           2.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in millions).....................        $17,429

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  With waiver and reimbursement (4).........................           0.90%
  Without waiver and reimbursement (4)......................           4.35%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
  With waiver and reimbursement (4).........................           1.62%
  Without waiver and reimbursement (4)......................          (1.83)%
Portfolio turnover..........................................         145.11%

(1)  Calculated using the average share method.

(2) Total return measures the change in value of an investment over the period indicated. For periods less than one year, the total return is not annualized.

(3)  Commencement of operations was March 3, 2000

(4)  Annualized for periods of less than one year.

(5) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments reflected in the Fund's Statement of Operations. This is due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values.

(6) The operating expenses for the Dresdner RCM Europe Fund include certain non-recurring legal expenses of 0.46% and 0.32% of average net assets for the years ended December 31 1998 and 1999, respectively, for which the insurance carrier has agreed to reimburse the Fund 0.78% ($800,000) of average net assets for the year ended December 31, 1999.

                         DRESDNER RCM GLOBAL FUNDS, INC.
                         SUPPLEMENT DATED MARCH 15, 2001
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000

THE FOLLOWING INFORMATION REPLACES ALL SIMILAR REFERENCES THROUGHOUT THE SAI:

Effective December 29, 2000, the Dresdner RCM International Growth Equity Fund was reorganized from a series of Dresdner RCM Capital Funds, Inc. (the "Capital Company") to a series of Dresdner RCM Global Funds, Inc. (the "Global Company"). Effective March 6, 2001, the Dresdner RCM Europe Fund was reorganized from a series of Dresdner RCM Investment Funds Inc. (the "Investment Company") to a series of the Global Company. As a result of the reorganizations, the Capital Company and the Investment Company will be dissolved as Maryland corporations.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "SHORT SALES" BEGINNING ON PAGE 8 OF THE SAI.

The International Fund may engage in short sales transactions. Please refer to pages 8-9 of the SAI for further details on these transactions and their associated risks.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DELAYED-DELIVERY TRANSACTIONS" BEGINNING ON PAGE 9 OF THE SAI.

The Europe Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements. Please refer to page 9 of the SAI for further details on these transactions and their associated risks described on page 25 of the SAI.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "FUTURES TRANSACTIONS" BEGINNING ON PAGE 10 OF THE SAI.

The Europe Fund may enter into futures contracts for the purchase or sale of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed-income securities. Please refer to page 10 of the SAI for further details on these transactions and their associated risks described on pages 26 and 27 of the SAI.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DEBT SECURITIES" BEGINNING ON PAGE 13 OF THE SAI.

The Large Cap Fund, Tax Managed Growth Fund, Biotechnology Fund, Global Small Cap Fund, Global Technology Fund, Global Health Care Fund and Europe Fund may each invest up to 20% of its total assets in short-term debt obligations. The Emerging Markets Fund may invest up to 20% of its assets in emerging market debt securities. Please refer to page 13 of the SAI for a description of these securities and their associated risks described on pages 24 and 25 of the SAI.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "FUNDAMENTAL POLICIES" BEGINNING ON PAGE 28 OF THE SAI.

The fundamental policies previously applicable to the Europe Fund beginning on page 29 of the SAI are eliminated. The Europe Fund is subject to fundamental restrictions 1-14 beginning on page 28 of the SAI.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "OPERATING POLICIES" BEGINNING AT PAGE 30 OF THE SAI.

The Funds are subject to the following operating policies that provide that a Fund may not:

1. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

2. Invest more than 15% of the value of its net assets in securities that are illiquid (this restriction applies only to the Balanced Fund; the other Funds are subject to a similar fundamental policy).

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DIRECTORS AND OFFICERS" BEGINNING AT PAGE 34 OF THE SAI.

The members constituting the Board of Directors of the Global Company are Robert J. Birnbaum, DeWitt F. Bowman, Theodore J. Coburn, Pamela A. Farr, Alfred W. Fiore, George B. James, John A. Kriewall, George G.C. Parker and Kenneth E. Scott. The officers of the Global Company are Anthony Ain, Robert
J. Goldstein, Karin L. Brotman, Jennie W. Klein and Steven L. Wong. For professional biographical information on these individuals, please refer to the SAI.

Each Director of the Global Company receives an annual retainer of $30,000 plus $5,500 for each Board meeting attended. The current members of the Global Company's Audit Committee are DeWitt F. Bowman and George B. James. Each Director is reimbursed for travel and other expenses in connection with attending Board meetings.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES" BEGINNING AT PAGE 39 OF THE SAI.

As of February 28, 2001, there were 17,943,021 shares of the International Growth Equity Fund outstanding, 14,799,011 shares of the Global Technology Fund outstanding,1,433,668 shares of the Global Small Cap Fund outstanding, 10,737,560 shares of the Global Health Care Fund outstanding, 4,817,119 shares of the Large Cap Growth Fund outstanding, 24,646,496 shares of the Biotechnology Fund outstanding, 636,409 shares of the Emerging Markets Fund outstanding, 2,069,219 shares of the Tax Managed Growth Fund outstanding, 4,961,976 shares of the Balanced Fund outstanding and 5,339,699 shares of the Europe Fund outstanding. On that date the following were known to the Company to own of record more than 5% of the Funds' outstanding capital stock:

Name and Address of                                                             % of Shares
Beneficial Owner                            Shares Held                         Outstanding
LARGE CAP GROWTH FUND

Charles Schwab & Co., Inc.                  790,181                             16.38%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

Reed Elsvier US Salary Investment           745,008                             15.45%
Plan 401K
State Street Bank & Trust TTEE
105 Rosemont Rd
Westwood, MA  02090-2318

Pacific Maritime Association                439,866                             9.12%
P.O. Box 7861
San Francisco, California 94120-786

Bankers Trust Company of California         375,844                             7.79%
Trustee for Centruy Tel Inc

Jomei Chang & Dale Skeen Trustees           352,921                             7.32%
Chang-Skeen Charitable Remainder Trust

Congoleum Corp Master Trust                 290,138                             6.02%
3705 Quakerbridge Road
Mercerville, New Jersey 08619-0127

TAX MANAGED GROWTH FUND

Boston & Company                            1,231,686                           59.34%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA

Charles Schwab & Co., Inc.                  288,782                             13.91%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

BIOTECHNOLOGY FUND

Charles Schwab & Co., Inc.                  10,331,628                          41.88%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           5,601,764                           22.71%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

National Investors Service Corp.            1,290,905                           5.23%
FBO Customers
55 Water Street
New York, New York 10041-0098

BALANCED FUND

American Express Trust Company              2,239,439                           45.22%
FBO American Express Trust
Retirement Services Plans
ATTN: Pat Brown
50534 AXP Financial Center
Minneapolis, MN  55474-0505

Pacific Northwest Employers                 1,407,487                           28.42%
Pension Plan
c/o Cascade Employers Association, Inc.
3747 Market Street, N.E.
Salem, OR 97301

Verb & Co                                   928,223                             18.74%
4380 SW Macadeam Ave Suite 450


GLOBAL SMALL CAP FUND

National Financial Services Corp.           406,502                             28.36%
FBO Customer
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

Charles Schwab & Co.                        403,272                             28.14%
FBO Customers
101 Montgomery Street
San Francisco, California 94104




Dean Witter Discover & Co.                  175,936                             12.27%
333 Market Street 25th Floor
San Francisco, California 94105-2102

National Investors Service Corp.            105,761                             7.38%
FBO Customers
55 Water Street
New York, New York 10041-0098

GLOBAL TECHNOLOGY FUND

Charles Schwab & Co., Inc.                  5,120,496                           34.35%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           2,956,961                           19.83%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

GLOBAL HEALTH CARE FUND

Charles Schwab & Co., Inc.                  4,519,299                           42.00%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           2,695,344                           25.05%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

Frank Nominees Limited                      598,291                             5.56%
10 Fenchurch Street
London, ENGLAND

National Investors Service Corp.            591,223                             5.49%
FBO Customers
55 Water Street
New York, New York 10041-0098

INTERNATIONAL GROWTH EQUITY FUND

JM Family Enterprises Inc.                  1,909,981                           11.12%
100 NW 12th Avenue
Deerfield Beach, Florida 33442

Boston Safe Deposit and Trust Company       1,258,014                           7.32%
FBO Blue Cross and Blue Shield of
Massachusetts Retirement Income Trust
Boston, Massachusetts 02110

Charles Schwab & Co., Inc.                  1,046,885                           6.09%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

Northern Trust Cust                         1,033,552                           6.02%
FBO McDonald's Corp Profit Sharing
Master Trust
2111 McDonald's Dr.
Oak Brook, IL  60523-1928

EMERGING MARKETS FUND

Clients of Dresdner Bank AG                 300,000                             47.14%
Investment Management Institutional
Asset Management Division
Jurgen-Ponto-Platz
60301 Frankfurt
Germany

Charles Schwab & Co., Inc.                  140,234                             22.04%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           91,711                              14.41%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

EUROPE FUND

Charles Schwab & Co., Inc.                  1,244,011                           23.30%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           596,517                             11.17%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

Marshcove & Co.                             350,105                             6.56%
P.O. Box 5756
Boston, Massachusetts 02206-0001

Smith Barney                                280,056                             5.24%
388 Greenwich Street
New York, New York 10013-2339

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "THE INVESTMENT MANAGER" BEGINNING AT PAGE 44 OF THE SAI.

All management fees paid by the International Fund prior to its reorganization from a series of the Capital Company, to series of the Global Company, and all management fees paid by the Europe Fund prior to its reorganization from a series of the Investment Company, to a series of the Global Company, were paid under similar investment management agreements with their predecessor funds.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "THE DISTRIBUTOR" AT PAGE 46 OF THE SAI.

Dresdner RCM International Growth Equity Fund and Dresdner RCM Europe Fund are included in the Global Company's Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE SECTION ENTITLED "GENERAL INFORMATION" AT PAGE 56 OF THE SAI.

The Global Company was incorporated in Maryland as an open-end management investment company on September 17, 1995. The authorized capital stock of the Global Company is 3,250,000,000 shares of capital stock (par value $.0001 per share) of which 100,000,000 shares have been designated as shares of the International Growth Equity Fund, 150,000,000 shares have been designated as shares of the Dresdner RCM Small Cap Fund, 600,000,000 shares have been designated as shares of the MidCap Fund, 200,000,000 shares have been designated as shares of the Europe Fund, 50,000,000 shares have been designated as shares of each of the Global Technology Fund, Global Small Cap Fund, Global Health Care Fund, Large Cap Growth Fund, Biotechnology Fund, Emerging Markets Fund, Tax Managed Growth Fund, Global Equity Fund and Strategic Income Fund and 25,000,000 shares have been designated as shares of the Balanced Fund.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE SECTION ENTITLED "COUNSEL" AT PAGE 57 OF THE SAI.

Certain legal matters in connection with the capital shares offered by the Global Company have been passed upon by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Global Company has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "FINANCIAL STATEMENTS' AT PAGE 58 OF THE SAI.

Incorporated by reference herein are the financial statements of the Funds' contained in the Funds' Semi-Annual Report to Shareholders for the six-month period ended June 30, 2000, including the Statements of Assets and Liabilities, including the Portfolios of Investments and the related Statements of Operations, the Statements of Changes in Net Assets and the Financial Highlights.